PROVISIONS	12 Months Ended
Dec. 31, 2023
Disclosure Provisions Abstract
PROVISIONS

19.	PROVISIONS

In June 2022, the wastewater treatment infrastructure of the service concession arrangement operated by the Company’s subsidiary, Shaoguan Angrui was partially destroyed due to flooding. Shaoguan Angrui has committed to repair the infrastructure to restore the original production capacity of the infrastructure in 2023. A provision amounted to CNY494 has been recognized for the expected expenditures associated with the repair in year 2022 and was utilized in year 2023.